Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 390,000
Previously Paid Amount	0.00
Total Fee Amount	57.56
Total Offset Amount	0.00
Net Fee	57.56
Narrative - Max Aggregate Offering Price	$ 390,000
Final Prospectus	true